Right of use assets (Tables)	12 Months Ended
Dec. 31, 2022
Right of use assets
Schedule of right of use asset disclosures

	Land and buildings £m	Plant and equipment £m	Vehicles £m	Total £m
Net book value at 1 January 2021	97	5	14	116
Exchange adjustments	1	–	(1)	–
Additions	27	4	6	37
Depreciation	(27)	–	(8)	(35)
Disposals and write-offs	(10)	(8)	(1)	(19)
Net book value at 31 December 2021	88	1	10	99
Exchange adjustments	8	–	1	9
Additions	62	–	10	72
Depreciation	(30)	(1)	(7)	(38)
Net book value at 31 December 2022	128	–	14	142